Summary of Significant Accounting Policies - Revenue (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies
Number of components not performance obligations | item	2
Stand-alone fair value as a percentage of gross selling price	1.00%
Aggregate stand-alone fair value as a percentage of contract price	3.00%
Number of packages offered | item	2
Number of performance obligations per package | item	1
Package term	1 month
Forfeiture rate (as a percent)	0.00%
Revenue allocated to performance obligation	¥ 492,925	¥ 371,849	¥ 162,485
Amount charged to selling and marketing expenses	215,201	155,884	¥ 78,229
Liabilities related to unredeemed points	680,660	468,878
Vehicle sales
Summary of Significant Accounting Policies
Contract liabilities	3,740,108	2,294,528
Sales of packages and provision of power solution
Summary of Significant Accounting Policies
Contract liabilities	309,198	¥ 180,732
BaaS battery buy-out service
Summary of Significant Accounting Policies
Revenue recognized	¥ 36,320